UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Ticker | HTD

Tax-Advantaged Dividend Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 84.2% (58.3% of Total Investments)		$647,329,864

(Cost $527,615,460)

Energy 9.9%		76,375,985

Oil, Gas & Consumable Fuels 9.9%
BP PLC, ADR (L)(Z)	187,500	7,481,250
Chevron Corp. (Z)	92,000	10,081,360
ConocoPhillips	142,500	7,757,700
Phillips 66	71,250	2,679,000
Royal Dutch Shell PLC, ADR	69,000	4,705,800
Spectra Energy Corp. (Z)	1,000,000	30,690,000
Total SA, ADR (L)(Z)	282,500	12,980,875

Industrials 1.2%		9,545,000

Industrial Conglomerates 1.2%
General Electric Company (L)(Z)	460,000	9,545,000

Materials 0.4%		2,760,940

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	82,000	2,760,940

Telecommunication Services 5.1%		38,931,750

Diversified Telecommunication Services 3.4%
AT&T, Inc. (Z)	405,000	15,357,600
Verizon Communications, Inc. (L)(Z)	235,000	10,607,900

Wireless Telecommunication Services 1.7%
Vodafone Group PLC, ADR (L)(Z)	451,000	12,966,250

Utilities 67.6%		519,716,189

Electric Utilities 29.3%
American Electric Power Company, Inc. (Z)	595,000	25,132,800
Duke Energy Corp.	600,001	40,668,069
Entergy Corp. (Z)	192,500	13,988,975
FirstEnergy Corp. (Z)	540,000	27,118,800
Northeast Utilities	657,500	26,221,100
NV Energy, Inc.	40,000	731,600
OGE Energy Corp.	585,000	31,069,350
PNM Resources, Inc. (Z)	35,000	728,000
The Southern Company (L)(Z)	375,000	18,056,250
UIL Holdings Corp. (Z)	510,000	18,890,400
Xcel Energy, Inc. (L)(Z)	775,000	22,707,500

Gas Utilities 8.5%
AGL Resources, Inc.	90,000	3,645,000
Atmos Energy Corp. (L)(Z)	725,000	25,991,250
Northwest Natural Gas Company (Z)	132,500	6,451,425
ONEOK, Inc. (Z)	650,000	28,931,500

Multi-Utilities 29.8%
Alliant Energy Corp.	160,000	7,473,600
Ameren Corp. (L)(Z)	555,000	18,986,550
Black Hills Corp. (L)(Z)	602,500	19,189,625
CH Energy Group, Inc. (Z)	450,000	29,263,500
Dominion Resources, Inc. (L)(Z)	420,000	22,810,200
DTE Energy Company (L)(Z)	500,000	30,685,000
Integrys Energy Group, Inc. (L)(Z)	485,000	29,361,900

1

Tax-Advantaged Dividend Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Utilities (continued)

National Grid PLC, ADR	200,000	$10,380,000
NiSource, Inc. (Z)	790,500	20,228,895
Public Service Enterprise Group, Inc. (L)(Z)	360,000	11,966,400
TECO Energy, Inc.	300,000	5,457,000
Vectren Corp. (L)(Z)	790,000	23,581,500

	Shares	Value

Preferred Securities 59.0% (48.4% of Total Investments)		$453,499,202

(Cost $445,569,049)

Energy 3.8%		28,874,140

Oil, Gas & Consumable Fuels 3.8%
Apache Corp., Series D, 6.000%	125,000	6,071,250
Nexen, Inc., 7.350% (Z)	901,300	22,802,890

Financials 36.9%		283,730,099

Capital Markets 0.4%
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	274,760	2,748
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	65,000	650
Lehman Brothers Holdings, Inc., Depositary Shares, Series F,
6.500% (I)	219,300	219
The Goldman Sachs Group, Inc., Series B, 6.200%	123,000	3,084,840

Commercial Banks 13.8%
Barclays Bank PLC, Series 3, 7.100%	30,000	754,500
Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,230,350
BB&T Corp., 5.625% (I)	452,500	11,222,000
HSBC Holdings PLC, 8.125% (Z)	50,000	1,311,500
HSBC Holdings PLC, 8.000% (Z)	325,000	8,989,500
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)	40,000	1,092,400
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	858,500	16,534,710
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	277,000	7,262,940
Santander Finance Preferred SA, Series 1, 6.410%	15,500	344,100
Santander Holdings USA, Inc., Series C, 7.300%	111,610	2,795,831
US Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%),	204,500	5,932,545
Wells Fargo & Company, 8.000% (L)(Z)	1,207,000	37,006,620

Consumer Finance 2.0%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	464,186	11,655,710
SLM Corp., Series A, 6.970% (Z)	74,000	3,455,800

Diversified Financial Services 17.4%
Bank of America Corp., 8.200% (Z)	135,000	3,462,750
Bank of America Corp., 6.700% (Z)	500,000	12,695,000
Bank of America Corp., 6.375% (Z)	139,000	3,465,270
Bank of America Corp., 6.625% (L)(Z)	355,000	9,318,750
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	240,000	5,971,200
Bank of America Corp., Series MER, 8.625% (Z)	652,800	17,044,608
Citigroup Capital VIII, 6.950% (Z)	540,000	13,640,400
Citigroup, Inc., 8.125%	270,400	7,911,904
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	6,934,380

2

Tax-Advantaged Dividend Income Fund
As of 7-31-12 (Unaudited)

			Shares	Value

Financials (continued)

Deutsche Bank Contingent Capital Trust II, 6.550% (Z)			310,000	$7,750,000
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)			797,893	20,777,134
ING Groep NV, 7.050% (Z)			140,000	3,430,000
ING Groep NV, 6.200% (Z)			109,100	2,394,745
JPMorgan Chase & Company, 8.625% (Z)			140,000	3,778,600
RBS Capital Funding Trust VII, 6.080%			983,000	14,931,770

Insurance 3.3%
MetLife, Inc., Series B, 6.500% (L)(Z)			995,500	25,435,025

Thrifts & Mortgage Finance 0.0%
Federal National Mortgage Association, Series S, 8.250% (I)			60,000	111,600

Telecommunication Services 2.7%				20,779,050

Diversified Telecommunication Services 1.7%
Qwest Corp., 7.375%			366,000	10,065,000
Qwest Corp., 7.500%			120,000	3,274,800

Wireless Telecommunication Services 1.0%
Telephone & Data Systems, Inc., 6.875%			243,000	6,621,750
United States Cellular Corp., 6.950%			30,000	817,500

Utilities 15.6%				120,115,913

Electric Utilities 11.7%
Alabama Power Company, Class A, 5.300%			186,780	4,848,809
Carolina Power & Light Company, 5.440% (Z)			111,493	11,299,124
Duquesne Light Company, 6.500%			427,000	21,203,240
Entergy Arkansas, Inc., 4.560% (Z)			9,388	925,599
Entergy Arkansas, Inc., 6.450% (Z)			110,000	2,770,625
Entergy Mississippi, Inc., 4.920% (Z)			8,190	814,905
Entergy Mississippi, Inc., 6.250% (Z)			197,500	5,165,869
Mississippi Power Company, 5.250%			262,500	6,990,375
NextEra Energy Capital Holdings, Inc., 5.700%			80,000	2,169,600
PPL Corp., 9.500% (Z)			285,000	15,489,750
SCE Trust I, 5.625%			55,000	1,461,350
Southern California Edison Company, 6.125% (Z)			50,000	5,053,125
Southern California Edison Company, Series C, 6.000% (Z)			117,000	11,747,537

Independent Power Producers & Energy Traders 2.1%
Constellation Energy Group, Inc., Series A, 8.625% (L)(Z)			600,000	15,978,000

Multi-Utilities 1.8%
BGE Capital Trust II, 6.200% (Z)			160,500	4,102,380
DTE Energy Company, 6.500%			130,000	3,713,125
Interstate Power & Light Company, Series B, 8.375% (Z)			230,000	6,382,500

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.4% (0.3% of Total Investments)				$3,208,170

(Cost $3,000,000)

Utilities 0.4%				3,208,170

Southern California Edison Company (6.25% to 2-1-22, then
3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	$3,000,000	3,208,170

3

Tax-Advantaged Dividend Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Short-Term Investments 0.9% (0.6% of Total Investments)		$6,889,000

(Cost $6,889,000)

Repurchase Agreement 0.9%		6,889,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at 0.010% to be repurchased at $6,889,002 on 8-1-12, collateralized by $2,000,000 U.S. Treasury
Notes, 1.250% due 2-15-14 (valued at $2,040,000, including interest) and by
$5,000,000 Federal Home Loan Mortgage Corp., 1.250% due 8-1-19 (valued at
$4,988,129, including interest)	6,889,000	6,889,000

Total investments (Cost $983,073,509)† 144.5%		$1,110,926,236

Other assets and liabilities, net (44.5%)		($342,276,142)

Total net assets 100.0%		$768,650,094

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is a Lent security as of 7-31-12, and part is segregated collateral pursuant to Committed Facility Agreement. Total value of lent securities at 7-31-12 was $272,767,225 (see footnote Z below).

(Q) Perpetual bonds have no stated maturity. Date shown is next call date.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-12 was $688,026,760.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $994,955,304. Net unrealized appreciation aggregated $115,970,932, of which $172,961,434 related to appreciated investment securities and $56,990,502 related to depreciated investment securities.

4

Tax-Advantaged Dividend Income Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Common Stocks
Energy	$76,375,985	$76,375,985	—	—
Industrials	9,545,000	9,545,000	—	—
Materials	2,760,940	2,760,940	—	—
Telecommunication Services	38,931,750	38,931,750	—	—
Utilities	519,716,189	519,716,189	—	—

5

Tax-Advantaged Dividend Income Fund
As of 7-31-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Preferred Securities
Energy	$28,874,140	$28,874,140	—	—
Financials	283,730,099	272,504,701	$11,225,398	—
Telecommunication Services	20,779,050	20,779,050	—	—
Utilities	120,115,913	55,253,164	64,862,749	—
Corporate Bonds
Utilities	3,208,170	—	3,208,170	—
Short-Term Investments	6,889,000	—	6,889,000	—

Total Investments in Securities	$1,110,926,236	$1,024,740,919	$86,185,317	—
Other Financial Instruments
Written Options	($1,811,603)	($1,811,603)	—	—
Interest Rate Swaps	($4,188,181)	—	($4,188,181)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2012, the Fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the Fund’s written options activities during the period ended July 31, 2012 and the contracts held at July 31, 2012.

	NUMBER OF
	CONTRACTS	PREMIUM RECEIVED

Outstanding, beginning of period	2,045	$1,828,449

Options written	19,637	22,411,436

Options closed	(12,022)	(17,439,699)

Options expired	(4,825)	(5,156,295)

Outstanding, end of period	4,835	$1,643,891

6

Tax-Advantaged Dividend Income Fund
As of 7-31-12 (Unaudited)

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
Dow Jones Industrial Average Index	$135	Aug 2012	5	$40	($83)
Dow Jones Industrial Average Index	132	Aug 2012	3,560	40,243	(247,420)
Nasdaq 100 Mini Index	265	Aug 2012	450	184,151	(154,125)
Philadelphia SE Utility Index	500	Aug 2012	110	43,667	(55,000)
S&P 500 Index	1,375	Aug 2012	680	1,372,963	(1,349,800)
S&P 500 Index	1,440	Aug 2012	30	2,827	(5,175)
Total			4,835	$1,643,891	($1,811,603)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended July 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2012. During the period ended July 31, 2012, the Fund held interest rate swaps with total USD notional amounts up to $172,000,000, as measured of each quarter end.

COUNTERPARTY	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$86,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($3,799,557)
Morgan Stanley
Capital Services	$86,000,000	Fixed 0.875%	3 Month LIBOR (a)	Jul 2017	(388,624)

Totals					($4,188,181)

(a) At July 31, 2012 the 3 month LIBOR rate was 0.44260%

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2012, by risk category:

	FINANCIAL INSTRUMENTS	ASSETS DERIVATIVES	LIABILITIY DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Equity Contracts	Written Options	—	($1,811,603)
Interest Rate Contracts	Interest Rate Swaps	—	($4,188,181)

TOTALS		—	($5,999,784)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012